Nuveen High Yield Municipal Income ETF [Member] Expense Example - Nuveen High Yield Municipal Income ETF - Nuveen High Yield Municipal Income ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113